Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Feb. 02, 2021
C000224641
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,140	$ 10,499	$ 10,026	$ 10,036	$ 10,000
C000224643
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,801	10,397	10,076	10,016	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,408	8,769	8,874	10,029	10,000
Federated Investors Inc. Index: S&P Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 10,047	9,456	9,289	10,106	10,000
Federated Investors Inc. Index: ICE 3M US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Account Value	$ 11,040	10,466	10,039	10,002	10,000
Federated Investors Inc. Index: Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
Account Value	$ 10,717	$ 10,367	$ 10,072	$ 10,004	$ 10,000